UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SEPTEMBER 30, 2009

                    INVESTMENTS IN SECURITIES (104.79%)
                    -----------------------------------

     PAR ($)                                                                                                FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (1.63%)
                    -----------------------
                    COMMERCIAL BANKS - NON US (1.63%)
        2,543,000   Swedbank AB, 9.00%, 12/29/49 (Sweden) (a)                                            $      2,419,029
                                                                                                         ----------------
                    TOTAL CORPORATE BONDS (Cost $1,907,431)                                                     2,419,029
                                                                                                         ----------------

        SHARES      COMMON STOCK (100.10%)
                    ----------------------
                    AEROSPACE/DEFENSE (1.07%)
          175,636   VT Group PLC - (United Kingdom) (a)                                                         1,584,305
                                                                                                         ----------------
                    AUTO - CARS/LIGHT TRUCKS (3.04%)
          489,682   Volvo AB - (Sweden) (a)                                                                     4,516,683
                                                                                                         ----------------
                    BEVERAGES - WINES/SPIRITS (2.97%)
        1,044,331   C&C Group PLC - (Ireland) (a)                                                               4,411,613
                                                                                                         ----------------
                    BREWERY (2.32%)
           75,670   Anheuser-Busch InBev NV - (Belgium) (a),(b)                                                 3,451,511
                                                                                                         ----------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (4.17%)
          300,375   Wienerberger AG - (Austria) (a)                                                             6,190,764
                                                                                                         ----------------
                    BUILDING - HEAVY CONSTRUCTION (0.96%)
           82,347   Trevi Finanziaria SpA - (Italy) (a),(b)                                                     1,431,169
                                                                                                         ----------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (4.47%)
           75,468   HeidelbergCement AG - (Germany) (a),(b)                                                     4,880,219
          115,011   Italcementi SpA - (Italy) (a)                                                               1,768,547
                                                                                                         ----------------
                                                                                                                6,648,766
                                                                                                         ----------------
                    CHEMICALS - DIVERSIFIED (1.66%)
           15,839   Wacker Chemie AG - (Germany) (a),(b)                                                        2,467,775
                                                                                                         ----------------
                    CHEMICALS - SPECIALTY (1.04%)
          101,846   Rhodia SA - (France) *,(a)                                                                  1,546,008
                                                                                                         ----------------
                    COMMERCIAL BANKS - NON US (17.91%)
        6,542,368   Bank Central Asia Tbk PT - (Indonesia) (a)                                                  3,130,725
          222,784   EFG Eurobank Ergasias - (Greece) (a)                                                        3,500,691
           58,397   KBC Groep NV - (Belgium) *,(a),(b)                                                          2,929,965
           32,745   Raiffeisen International Bank Holding AG - (Austria) (a)                                    2,132,807
          244,461   Swedbank AB - (Sweden) (a),(b)                                                              2,324,754
        2,520,740   The Governor and Company of the Bank of Ireland - (Ireland) *,(a),(b)                      12,601,305
                                                                                                         ----------------
                                                                                                               26,620,247
                                                                                                         ----------------
                    COMPUTER DATA SECURITY (2.44%)
           77,985   Gemalto NV - (Netherlands) *,(a),(b)                                                        3,632,339
                                                                                                         ----------------
                    CONSUMER PRODUCTS - MISCELLANEOUS (1.14%)
          243,819   Husqvarna AB - (Sweden) (a)                                                                 1,687,558
                                                                                                         ----------------
                    DIVERSIFIED BANKING INSTITUTION (7.49%)
          415,075   Barclays PLC - (United Kingdom) *,(a)                                                       2,456,261
           81,622   Julius Baer Holding AG - (Switzerland) (a),(b)                                              4,070,678

                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SEPTEMBER 30, 2009



      SHARES                                                                                                FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DIVERSIFIED BANKING INSTITUTION (CONTINUED)
        1,180,062   UniCredit SpA - (Italy) (a)                                                          $      4,605,507
                                                                                                         ----------------
                                                                                                               11,132,446
                                                                                                         ----------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (0.92%)
          102,292   Aalberts Industries NV - (Netherlands) (a),(b)                                              1,374,101
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.44%)
          929,784   ARM Holdings PLC - (United Kingdom) (a),(b)                                                 2,135,417
                                                                                                         ----------------
                    FINANCE - INVESTMENT BANKER/BROKER (0.30%)
            8,648   Macquarie Group, Ltd. - (Australia) (a)                                                       448,703
                                                                                                         ----------------
                    FINANCE - OTHER SERVICES (2.02%)
          627,665   Intermediate Capital Group PLC - (United Kingdom) (a),(b)                                   3,000,544
                                                                                                         ----------------
                    HUMAN RESOURCES (3.25%)
        1,166,672   Sthree PLC - (United Kingdom) (a),(b)                                                       4,832,755
                                                                                                         ----------------
                    INTERNET INFRASTRUCTURE SOFTWARE (1.44%)
          113,103   ORC Software AB - (Sweden) (a),(b)                                                          2,147,111
                                                                                                         ----------------
                    INVESTMENT COMPANIES (0.50%)
          387,910   Tetragon Financial Group, Ltd. - (Guernsey) (a)                                               737,029
                                                                                                         ----------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (3.91%)
          164,113   Azimut Holding SpA - (Italy) (a),(b)                                                        2,071,413
          400,000   KKR and Company L.P. - (Guernsey) * (a)                                                     3,740,000
                                                                                                         ----------------
                                                                                                                5,811,413
                                                                                                         ----------------
                    MACHINERY - CONSTRUCTION & MINING (1.04%)
           60,552   Danieli & Co. SpA - (Italy) (a),(b)                                                         1,541,835
                                                                                                         ----------------
                    MACHINERY - GENERAL INDUSTRY (1.12%)
           45,284   Kone Oyj -B - (Finland) (a)                                                                 1,662,746
                                                                                                         ----------------
                    MULTI-LINE INSURANCE (2.45%)
          204,600   ING Groep NV - (Netherlands) *,(a)                                                          3,648,605
                                                                                                         ----------------
                    REAL ESTATE MANAGEMENT/SERVICE (1.41%)
        2,517,828   Midland Holdings, Ltd. - (Bermuda) (a)                                                      2,101,967
                                                                                                         ----------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (5.20%)
          943,049   Lsl Property Services PLC - (United Kingdom) *,(a),(b)                                      3,495,427
        9,869,371   Renhe Commercial Holdings - (Cayman Islands) (a)                                            1,986,596
          152,968   Sun Hung Kai Properties, Ltd. - (Hong Kong) (a)                                             2,254,043
                                                                                                         ----------------
                                                                                                                7,736,066
                                                                                                         ----------------
                    RENTAL AUTO/EQUIPMENT (4.96%)
          700,072   Northgate PLC - (United Kingdom) (a),(b)                                                    2,645,773
        6,831,780   Speedy Hire PLC - (United Kingdom) (a),(b)                                                  4,725,701
                                                                                                         ----------------
                                                                                                                7,371,474
                                                                                                         ----------------

                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SEPTEMBER 30, 2009



      SHARES                                                                                                FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL - CONSUMER ELECTRONICS (3.57%)
       19,868,603   Gome Electrical Appliances Holdings, Ltd. - (Bermuda) *,(a)                          $      5,306,806
                                                                                                         ----------------
                    RUBBER - TIRES (1.86%)
           51,129   Continental AG - (Germany) *,(a),(b)                                                        2,759,246
                                                                                                         ----------------
                    SEMICONDUCTOR EQUIPMENT (2.95%)
          149,274   ASML Holding NV - (Netherlands) (a),(b)                                                     4,385,727
                                                                                                         ----------------
                    STEEL - PRODUCERS (2.80%)
          181,654   Kloeckner & Co. SE - (Germany) (a)                                                          4,158,130
                                                                                                         ----------------
                    TELECOMMUNICATIONS SERVICES (3.61%)
       12,536,003   Jazztel PLC - (United Kingdom) *,(a),(b)                                                    5,368,934
                                                                                                         ----------------
                    TELECOMMUNICATIONS EQUIPMENT (0.00%)
                1   Spirent Communications PLC - (United Kingdom) (a)                                                   1
                                                                                                         ----------------
                    THERAPEUTICS (1.51%)
        1,136,283   Prostrakan Group PLC - (United Kingdom) *,(a)                                               2,248,940
                                                                                                         ----------------
                    WIRE & CABLE PRODUCTS (3.16%)
           35,513   Bekaert NV - (Belgium) (a),(b)                                                              4,694,196
                                                                                                         ----------------
                    TOTAL COMMON STOCK (Cost $122,083,341)                                                    148,792,930
                                                                                                         ----------------
                    RIGHTS (3.06%)
                    --------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (0.93%)
          257,712   HeidelbergCement AG - expiring 10/07/09 - (Germany) *,(a),(b)                               1,386,257
                                                                                                         ----------------
                    COMMERCIAL BANKS - NON US (2.13%)
        1,613,000   Swedbank AB - expires 10/06/09 - (Sweden) *,(a),(b)                                         3,171,633
                                                                                                         ----------------
                    TOTAL RIGHTS (Cost $3,614,353)                                                              4,557,890
                                                                                                         ----------------
                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $127,605,125)                                                                       155,769,849
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((37.51)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((37.51)%)
                    -----------------------------------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE ((0.82)%)
         (225,750)  Boral, Ltd. - (Australia) (a)                                                              (1,213,345)
                                                                                                         ----------------
                    COMMERCIAL BANKS - NON US ((3.08)%)
          (88,003)  Australia & New Zealand Banking Group, Ltd. - (Australia) (a)                              (1,894,299)
         (115,679)  Westpac Banking Corp. - (Australia) (a)                                                    (2,679,928)
                                                                                                         ----------------
                                                                                                               (4,574,227)
                                                                                                         ----------------
                    INTERNATIONAL EQUITY ((30.51)%)
         (829,438)  iShares MSCI EAFE Index Fund                                                              (45,353,670)
                                                                                                         ----------------
                    RETAIL - APPAREL/SHOE ((0.18)%)
           (9,451)  Next PLC - (United Kingdom) (a)                                                              (270,871)
                                                                                                         ----------------
                    RETAIL - MAJOR DEPARTMENT STORES ((2.21)%)
         (568,157)  Marks & Spencer Group PLC - (United Kingdom) (a)                                           (3,290,358)
                                                                                                         ----------------

                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SEPTEMBER 30, 2009



      SHARES                                                                                                FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - SPORTING GOODS ((0.71)%)
         (644,183)  Sports Direct International PLC - (United Kingdom) (a)                               $     (1,056,038)
                                                                                                         ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(54,545,087))                       (55,758,509)
                                                                                                         ----------------
                    TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(54,545,087))                         (55,758,509)
                                                                                                         ----------------
                    DERIVATIVE CONTRACTS ((0.52)%)
                    ------------------------------
                    CURRENCY FORWARDS ((0.52)%)
                    Purchases Contracts                                                                           854,653
                    Sale Contracts                                                                             (1,626,029)
                                                                                                         ----------------
                    TOTAL CURRENCY FORWARDS --                                                                   (771,376)
                                                                                                         ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET ---                                                         (771,376)
                                                                                                         ----------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
         PURCHASED AND DERIVATIVE CONTRACTS -- 66.76%                                                          99,239,964
                                                                                                         ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 33.24%                                                 49,407,823
                                                                                                         ----------------
         TOTAL MEMBERS' CAPITAL -- 100.00%                                                               $    148,647,787
                                                                                                         ================

*   Non income-producing security.
(a) Foreign
(b) Partially or wholly held ($79,944,735 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                                                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          SEPTEMBER 30, 2009


DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF SEPTEMBER 30, 2009:
------------------------------------------------------------------------------------------------------------------

                                                        Value on                                             Net
Open Foreign Currency                                   Settlement                                       Unrealized
Purchase Contracts                                      Date                    Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 11/13/2009                                   $   15,002,158           $   14,714,051            $   (288,106)
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 11/13/2009                                       31,233,540               31,588,816                 355,276
----------------------------------------------------------------------------------------------------------------------------
Japanese yen
expiring 11/13/2009                                        9,344,977                9,662,479                 317,501
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/13/2009                                          795,806                  829,065                  33,259
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/13/2009                                        6,278,046                6,384,095                 106,049
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/13/2009                                       11,603,081               11,933,756                 330,674
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $    854,653
                                                                                                         ===================

                                                        Value on                                             Net
Open Foreign Currency                                   Settlement                                       Unrealized
Sale Contracts                                          Date                    Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 11/13/2009                                      (24,662,386)             (23,986,070)                676,316
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 11/13/2009                                      (64,700,313)             (65,829,576)             (1,129,263)
----------------------------------------------------------------------------------------------------------------------------
Japanese yen
expiring 11/13/2009                                       (9,207,194)              (9,662,479)               (455,285)
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 11/13/2009                                         (818,451)                (829,065)                (10,614)
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 11/13/2009                                      (11,728,709)             (11,941,963)               (213,255)
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 11/13/2009                                      (13,058,163)             (13,552,091)               (493,928)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $ (1,626,029)
                                                                                                         ===================

Total net unrealized appreciation on foreign currency forwards                                           $   (771,376)
                                                                                                         ===================

                                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                                                      SEPTEMBER 30, 2009



The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


ASSETS TABLE
------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              09/30/2009      QUOTED PRICES      INPUTS          INPUTS
------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
      Commercial Banks - Non US                         $  2,419,029     $         --     $        --    $  2,419,029
                                                        ----------------------------------------------------------------
    TOTAL CORPORATE BONDS                                  2,419,029               --              --       2,419,029
                                                        ----------------------------------------------------------------
    Common Stock
      Aerospace/Defense                                    1,584,305        1,584,305              --              --
      Auto - Cars/Light Trucks                             4,516,683        4,516,683              --              --
      Beverages - Wines/Spirits                            4,411,613        4,411,613              --              --
      Brewery                                              3,451,511        3,451,511              --              --
      Building & Construction Products - Miscellaneous     6,190,764        6,190,764              --              --
      Building - Heavy Construction                        1,431,169        1,431,169              --              --
      Building Products - Cement/Aggregate                 6,648,766        6,648,766              --              --
      Chemicals - Diversified                              2,467,775        2,467,775              --              --
      Chemicals - Specialty                                1,546,008        1,546,008              --              --
      Commercial Banks - Non US                           26,620,247       26,620,247              --              --
      Computer Data Security                               3,632,339        3,632,339              --              --
      Consumer Products - Miscellaneous                    1,687,558        1,687,558              --              --
      Diversified Banking Institution                     11,132,446       11,132,446              --              --
      Diversified Manufacturing Operations                 1,374,101        1,374,101              --              --
      Electronic Components - Semiconductors               2,135,417        2,135,417              --              --
      Finance - Investment Banker/Broker                     448,703          448,703              --              --
      Finance - Other Services                             3,000,544        3,000,544              --              --
      Human Resources                                      4,832,755        4,832,755              --              --
      Internet Infrastructure Software                     2,147,111        2,147,111              --              --
      Investment Companies                                   737,029          737,029              --              --
      Investment Management/Advisory Services              5,811,413        5,811,413              --              --
      Machinery - Construction & Mining                    1,541,835        1,541,835              --              --
      Machinery - General Industry                         1,662,746        1,662,746              --              --
      Multi-Line Insurance                                 3,648,605        3,648,605              --              --
      Real Estate Management/Service                       2,101,967        2,101,967              --              --
      Real Estate Operations/Development                   7,736,066        7,736,066              --              --
      Rental Auto/Equipment                                7,371,474        7,371,474              --              --
      Retail - Consumer Electronics                        5,306,806        5,306,806              --              --
      Rubber - Tires                                       2,759,246        2,759,246              --              --
      Semiconductor Equipment                              4,385,727        4,385,727              --              --
      Steel - Producers                                    4,158,130        4,158,130              --              --
      Telecommunications Services                          5,368,934        5,368,934              --              --
      Telecommunications Equipment                                 1                1              --              --
      Therapeutics                                         2,248,940        2,248,940              --              --
      Wire & Cable Products                                4,694,196        4,694,196              --              --
                                                        ----------------------------------------------------------------
    TOTAL COMMON STOCK                                   148,792,930      148,792,930              --              --
                                                        ----------------------------------------------------------------
    Rights
      Building Products - Cement/Aggregate                 1,386,257        1,386,257              --              --
      Commercial Banks - Non US                            3,171,633        3,171,633              --              --
                                                        ----------------------------------------------------------------
    TOTAL RIGHTS                                           4,557,890        4,557,890              --              --
                                                        ----------------------------------------------------------------

                                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                                                      SEPTEMBER 30, 2009


TOTAL INVESTMENTS IN SECURITIES                         $155,769,849     $153,350,820     $        --    $  2,419,029
                                                        ----------------------------------------------------------------
Derivative Contracts
    Currency Forwards                                      1,984,525               --       1,984,525              --
                                                        ----------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                      $  1,984,525     $         --     $ 1,984,525    $         --
                                                        ----------------------------------------------------------------
TOTAL ASSETS                                            $157,754,374     $153,350,820     $ 1,984,525    $  2,419,029
                                                        ----------------------------------------------------------------

LIABILITIES TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              09/30/2009      QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
      Building Products - Cement/Aggregate              $ (1,213,345)    $ (1,213,345)    $        --    $         --
      Commercial Banks - Non US                           (4,574,227)      (4,574,227)             --              --
      International Equity                               (45,353,670)     (45,353,670)             --              --
      Retail - Apparel/Shoe                                 (270,871)        (270,871)             --              --
      Retail - Major Department Stores                    (3,290,358)      (3,290,358)             --              --
      Retail - Sporting Goods                             (1,056,038)      (1,056,038)             --              --
                                                        ----------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED           (55,758,509)     (55,758,509)             --              --
                                                        ----------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                $(55,758,509)    $(55,758,509)    $        --    $         --
                                                        ----------------------------------------------------------------
Derivative Contracts
    Currency Forwards                                     (2,755,901)              --      (2,755,901)             --
                                                        ----------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                      $ (2,755,901)    $         --     $(2,755,901)   $         --
                                                        ----------------------------------------------------------------
TOTAL LIABILITIES                                       $(58,514,410)    $(55,758,509     $(2,755,901)   $         --
                                                        ----------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

-------------------------------------------------------------------------------------------------------------------------
                     Balance                                  Change in
                      as of        Accrued                   unrealized         Net        Transfers in    Balance as of
                   December 31,   discounts    Realized     appreciation/    purchases/   and/or out of    September 30,
DESCRIPTION           2008        /premiums   gain/(loss)   depreciation      (sales)        Level 3           2009
-------------------------------------------------------------------------------------------------------------------------
Investments in
Securities
-------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS
-------------------------------------------------------------------------------------------------------------------------
  COMMERCIAL
  BANKS -- NON
  US                    0            181                       511,598        1,907,250                       2,419,029
-------------------------------------------------------------------------------------------------------------------------
  TOTAL CORPORATE
  BONDS                              181                       511,598        1,907,250                       2,419,029
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
  ENDING BALANCE        0            181                       511,598        1,907,250                       2,419,029
-------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $511,598.

                                                                                    September 30, 2009
Investments in Securities - By Country                              Percentage of Members' Capital (%)
--------------------------------------                              ----------------------------------
  United Kingdom                                                                               18.75%
  Ireland                                                                                      11.44%
  Sweden                                                                                       10.94%
  Germany                                                                                      10.53%
  Netherlands                                                                                   8.77%
  Italy                                                                                         7.68%
  Belgium                                                                                       7.45%
  Austria                                                                                       5.60%
  Bermuda                                                                                       4.98%
  Guernsey                                                                                      3.01%
  Switzerland                                                                                   2.74%
  Greece                                                                                        2.36%
  Indonesia                                                                                     2.11%
  Hong Kong                                                                                     1.52%
  Cayman Islands                                                                                1.34%
  Finland                                                                                       1.12%
  France                                                                                        1.04%
  Australia                                                                                    (3.59%)
  United States                                                                               (30.51%)

                                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
                                                                                                      SEPTEMBER 30, 2009



                                                                                    September 30, 2009
Investments in Foreign Currency Forwards - By Currency              Percentage of Members' Capital (%)
------------------------------------------------------              ----------------------------------
  British Pounds                                                                                0.26%
  Norwegian Krone                                                                               0.01%
  Swedish Krona                                                                                (0.07%)
  Japanese yen                                                                                 (0.09%)
  Swiss Francs                                                                                 (0.11%)
  Euros                                                                                        (0.52%)

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.